SUBSEQUENT EVENTS - Additional information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Subsequent Event [Line Items]
Stock Issued During Period Value Issued For Exercise Of Warrants On Cashless Basis	$ 143,182
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued for services (in shares)	40,000